Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents.
Schedule of cash and cash equivalents

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022
Bank accounts	16,926	6,060
Short term deposits	7,000	4,993
Total cash and cash equivalents	23,926	11,053